Financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets

	December 31, 2025	December 31, 2024

ASSETS
OTHER ASSET
Investment in subsidiaries	$30,612,713	$37,283,779
Total asset	$30,612,713	$37,283,779

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 12,325,000 and 10,825,000 shares outstanding as of December 31, 2025 and 2024	33,813	27,063
Additional paid-in capital	147,316,883	11,578,633
Statutory reserves	3,433,589	3,433,589
Retained earnings	14,258,161	24,455,403
Accumulated other comprehensive loss	(1,429,733)	(2,210,909)
Total shareholders’ equity	30,612,713	37,283,779

Total liabilities and shareholders’ equity	$30,612,713	$37,283,779

Schedule of cash flows

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

EQUITY (LOSS) INCOME OF SUBSIDIARIES	$(10,197,242)	$1,453,191	$7,417,705

NET (LOSS) INCOME	(10,197,242)	1,453,191	7,417,705

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	781,176	(201,488)	(518,799)
COMPREHENSIVE (LOSS) INCOME	$(9,416,066)	$1,251,703	$6,898,906

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(10,197,242)	$1,453,191	$7,417,705
Adjustments to reconcile net income to cash used in operating activities:
Equity (loss) income of subsidiaries	10,197,242	(1,453,191)	(7,417,705)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—

Schedule of cash flows

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(10,197,242)	$1,453,191	$7,417,705
Adjustments to reconcile net income to cash used in operating activities:
Equity (loss) income of subsidiaries	10,197,242	(1,453,191)	(7,417,705)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—